Schedule for Principal Reasons for Difference in Effective and Statutory Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Rate Reconciliation [Line Items]
Statutory federal income tax rate	35.00%	35.00%	35.00%
State and local income tax rate, net of federal tax benefits	2.10%	(1.90%)	(1.00%)
Affordable housing credit	(0.60%)	(1.90%)	(1.80%)
Employee benefits including ESOP dividend	(0.40%)	(1.10%)	(1.40%)
Equity in earnings from unconsolidated businesses	(0.30%)	(1.40%)	(1.90%)
Noncontrolling interests	(14.30%)	(33.70%)	(23.00%)
Other, net	(1.90%)	(1.70%)	(3.20%)
Effective income tax rate	19.60%	(6.70%)	2.70%